Other general administrative expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other general administrative expenses [Abstract]
General maintenance expenses		R$ 748,196	R$ 1,330,549	R$ 1,284,490
Technology maintenance expenses		2,058,619	1,786,416	1,364,720
Advertising		712,855	621,645	617,563
Communications		472,873	457,323	593,272
Per diems and travel expenses		140,016	127,277	106,956
Taxes other than income tax		112,012	88,977	122,570
Surveillance and cash courier services		630,585	617,129	630,466
Insurance premiums		34,778	29,434	27,289
Specialized and technical services		2,172,566	2,089,614	1,901,056
Technical reports		360,990	359,468	370,546
Others specialized and technical services		1,811,577	1,730,146	1,530,510
Other administrative expenses	[1]	531,312	437,767	534,935
Total		R$ 7,613,812	R$ 7,586,131	R$ 7,183,317

[1]	In December 31, 2019, includes mainly Data Processing Expenses in the balance of R$2.392 (2018 - R$67.724 and 2017 - R$73.664), Service Expenses in the balance of R$2.172 (2018 - revenue of R$26.852 and 2017 - R$87.199), Expenses with Benefit Guarantor Fund - FGB R$53.548 (2018 - R$34.996 and 2017 - R$5.334), Interest on Own Capital R$0 (2018 - R$38.006 and 2017 - R$20.826) and Recovery of Charges and Expenses R$97.426 (2018 - R$92.408 and 2017 - R$89.409).